Fees Summary	May 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 504,000
Previously Paid Amount	0.00
Total Fee Amount	77.16
Total Offset Amount	0.00
Net Fee	77.16
Narrative - Max Aggregate Offering Price	$ 504,000
Final Prospectus	true